DEFERRED GOVERNMENT GRANTS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEFERRED GOVERNMENT GRANTS
Government grants received	¥ 0	¥ 0	¥ 0